Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions and balances
Summary of related parties' balances
		As of December 31,	As of December 31,
Account	Name of related parties	2021	2020
Amount due from related parties
	Andreas Spiegler, CEO, Principal Accounting Officer & Principal Financial Officer	16,401	12,750
Total		$16,401	$12,750

Amounts due to related parties
	PlanET China	28,170	30,407
Total		$28,170	$30,407